CONVERTIBLE PROMISSORY NOTES AND WARRANTS (Details Narrative)										1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 30, 2023 USD ($) $ / shares shares	May 14, 2023 USD ($) shares	May 12, 2023 USD ($) $ / shares shares	Apr. 13, 2023 USD ($) $ / shares shares	Feb. 02, 2023 shares	Dec. 28, 2022 shares	Dec. 21, 2021 USD ($) $ / shares shares	Sep. 29, 2021 $ / shares	May 27, 2021 $ / shares shares	Jul. 31, 2021 USD ($) shares	May 31, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	May 17, 2023 shares	Dec. 31, 2020 shares
Short-Term Debt [Line Items]
Shares issued in aggregate | shares																4,180,071	4,260,594
Proceeds from Issuance of Common Stock																$ 6,500,743	$ 6,692,765
Loss on debt extinguishment												$ 684,682		$ 684,682		(338,181)	663,522
Gain on debt extinguishment												(684,682)		(684,682)		338,181	(663,522)
Issuance of warrants on debt discount												19,058,426		19,058,426
Interest and accretion expenses												5,730,714	524,884	7,286,891	816,881
Conversion units | shares					14,705,890	9,578,040
Accrued interest | $ / shares			$ 0.10
Derivative liabilities												5,461,702		5,461,702
Loss on issuance of debt												(2,377,569)		(2,377,569)
Warrants to purchase common shares | shares																250,000
Fair value adjustment of warrants																	4,447,982
Hexin Cancellation Agreement [Member]
Short-Term Debt [Line Items]
Conversion units | shares	9,578,040
Principal amount	$ 957,804
Shares issued | shares	9,578,040
Accrued interest | $ / shares	$ 0.10
Walleye Cancellation Agreement [Member]
Short-Term Debt [Line Items]
Subscription paid	$ 1,250,000
Conversion units | shares	14,705,890
Principal amount	$ 1,470,589
Shares issued | shares	14,705,890
Accrued interest | $ / shares	$ 0.10
Maresca Cancellation Agreement [Member]
Short-Term Debt [Line Items]
Principal amount	$ 176,471
Subscription paid	$ 150,000
Conversion units | shares	1,764,710
Shares issued | shares	1,764,710
Accrued interest | $ / shares	$ 0.10
December 2021 Exchange Agreement [Member]
Short-Term Debt [Line Items]
Exercise price of warrants or rights | $ / shares							$ 2.25
Percentage of warrant coverage							200.00%
Debt instrument, maturity date							Dec. 21, 2023
Shares issued | shares																4,180,071
Interest and acceration expenses												150,086		150,086
Sale of stock, number of shares issued in transaction | shares																4,180,071
Sale of stock, consideration received on transaction																$ 6,500,743
Investments							$ 6,000,000
Pro-rata Units | shares							621,087
Aggregate pro rata units | shares							832,022
Notes payable issued to settle | shares																159,245
Accounts payable issued to settle | shares																22,857
Exchange for services | shares																171,428
Fair value adjustment of warrants																$ 4,341,042	4,299,649
Fair value of derivative liability																$ 2,438,379	$ 2,485,346
Unit Purchase Agreement [Member]
Short-Term Debt [Line Items]
Sale of stock, number of shares issued in transaction | shares							3,438,572		4,000,000		29,978
Sale of stock, price per share | $ / shares							$ 1.75		$ 2.50		$ 2.50
Debt description							Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company at an initial conversion price of $1.75 and, (ii) a warrant to purchase two shares of Common Stock at an initial purchase price of $2.25 per share (the new Class C Warrant).		Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company, (ii) a warrant to purchase one share of common stock of the Company (the “Class A Warrant”); and (iii) a second warrant to purchase common stock of the Company (the “Class B Warrant”).
Proceeds from notes payable											$ 74,945
Sale of stock amount											74,945
Issuance costs											$ 6,745
Sale of stock, consideration received on transaction							$ 6,000,000
Unit Purchase Program [Member]
Short-Term Debt [Line Items]
Sale of stock, number of shares issued in transaction | shares										440,000
Proceeds from notes payable										$ 1,100,000
Sale of stock amount										$ 1,100,000
Walleye Opportunities Master Fund Ltd. [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date					May 07, 2023
Subscription paid		$ 1,000,000
Conversion units | shares		11,764,710
Principal amount		$ 1,176,471
Shares issued | shares		11,764,710
Private Placement [Member]
Short-Term Debt [Line Items]
Exercise price of warrants or rights | $ / shares			$ 0.10
Warrants outstanding			$ 10,000,000
Purchase of warrants | shares			100,000,000
Convertible Notes [Member]
Short-Term Debt [Line Items]
Default on indebtedness														100,000
Principal amount												1,000,000		$ 1,000,000
Debt instrument, maturity date														May 07, 2023
Debt obligated to pay rate														135.00%
Mandatory default description														The aggregate Mandatory Default Amount that may be due under the Convertible Notes was $27,996,132 on the date of the default, or $7,258,256 more than would otherwise have been due under the Convertible Notes on the date of the default.
Mandatory default amount												$ 27,996,132		$ 27,996,132
Loss on issuance of debt														2,377,569
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument accrued value an event of default														$ 7,258,256
Hexin Promissory Note [Member]
Short-Term Debt [Line Items]
Subscription paid	$ 814,133
Class C Warrant [Member]
Short-Term Debt [Line Items]
Warrants outstanding				$ 16,538,486
Class E Warrant [Member]
Short-Term Debt [Line Items]
Exercise price of warrants or rights | $ / shares			$ 0.10
Purchase of warrants | shares	11,972,550																	14,705,880
Shares issued price per share | $ / shares	$ 0.10
Class E Warrant [Member] | Walleye Cancellation Agreement [Member]
Short-Term Debt [Line Items]
Purchase of warrants | shares	18,382,362
Shares issued price per share | $ / shares	$ 0.10
Class E Warrant [Member] | Maresca Cancellation Agreement [Member]
Short-Term Debt [Line Items]
Purchase of warrants | shares	2,205,887
Shares issued price per share | $ / shares	$ 0.10
Class F Warrant [Member]
Short-Term Debt [Line Items]
Exercise price of warrants or rights | $ / shares			$ 0.20
Purchase of warrants | shares	11,972,550																	14,705,880
Shares issued price per share | $ / shares	$ 0.20
Class F Warrant [Member] | Walleye Cancellation Agreement [Member]
Short-Term Debt [Line Items]
Purchase of warrants | shares	18,382,362
Shares issued price per share | $ / shares	$ 0.20
Class F Warrant [Member] | Maresca Cancellation Agreement [Member]
Short-Term Debt [Line Items]
Purchase of warrants | shares	2,205,887
Shares issued price per share | $ / shares	$ 0.20
New Class C Warrants [Member]
Short-Term Debt [Line Items]
Percentage of debt instrument of conversion price														0.75		0.75
Debt instrument conversion price | $ / shares												$ 2.25		$ 2.25		$ 2.25
Warrants exercise price per share | $ / shares														$ 2.25		$ 2.25
Warrants exercisable term												5 years		5 years		5 years
Percentage of warrant coverage														200.00%		200.00%
New Class C Warrants [Member] | Unit Purchase Agreement [Member]
Short-Term Debt [Line Items]
Exercise price of warrants or rights | $ / shares							$ 2.25
Warrants exercisable term							5 years
Warrants to purchase common shares | shares							6,857,143
Class A Warrants [Member] | Unit Purchase Agreement [Member]
Short-Term Debt [Line Items]
Exercise price of warrants or rights | $ / shares																$ 3.13
Warrants exercisable term																5 years
Warrants to purchase common shares | shares											29,978					469,978
Class A Warrants [Member] | Unit Purchase Program [Member]
Short-Term Debt [Line Items]
Warrants to purchase common shares | shares										440,000
Class B Warrants [Member] | Unit Purchase Agreement [Member]
Short-Term Debt [Line Items]
Exercise price of warrants or rights | $ / shares																$ 5.00
Warrants to purchase common shares | shares											29,978					469,978
Class B Warrants [Member] | Unit Purchase Program [Member]
Short-Term Debt [Line Items]
Warrants to purchase common shares | shares										440,000
Class C Warrant [Member]
Short-Term Debt [Line Items]
Exercise price of warrants or rights | $ / shares				$ 0.10
Warrant [Member]
Short-Term Debt [Line Items]
Purchase of warrants | shares												478,757,133		478,757,133		20,048,487	12,144,834		3,393,651
Warrant [Member] | Convertible Notes [Member]
Short-Term Debt [Line Items]
Derivative liabilities												$ 5,461,702		$ 5,461,702
Minimum [Member] | December 2021 Exchange Agreement [Member]
Short-Term Debt [Line Items]
Sale of stock, price per share | $ / shares							$ 1.75
Debt conversion price per share | $ / shares							1.75
Minimum [Member] | Unit Purchase Agreement [Member]
Short-Term Debt [Line Items]
Sale of stock, price per share | $ / shares								$ 2.25
Debt conversion price per share | $ / shares								2.25
Maximum [Member] | December 2021 Exchange Agreement [Member]
Short-Term Debt [Line Items]
Sale of stock, price per share | $ / shares							2.25
Debt conversion price per share | $ / shares							$ 2.25
Maximum [Member] | Unit Purchase Agreement [Member]
Short-Term Debt [Line Items]
Sale of stock, number of shares issued in transaction | shares							9,714,286
Sale of stock, price per share | $ / shares								2.50
Debt conversion price per share | $ / shares								$ 2.50
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Frequency of periodic payment														The Convertible Notes mature in 24 months from the initial closing date and accrue 10% of simple interest per annum on the outstanding principal amount		The Convertible Notes mature in 24 months from the initial closing date and accrue 10% of simple interest per annum on the outstanding principal amount.
Debt instrument conversion description														The Convertible Notes principal and accrued interest can be converted at any time at the option of the holder at a conversion price of $1.75 per share.		The Convertible Notes principal and accrued interest can be converted at any time at the option of the holder at a conversion price of $1.75 per share (previously $2.25 per the September 2021 Amendment and originally $2.50 per the May Unit Purchase Agreement).
Percentage of debt instrument of conversion price														0.75		0.75
Debt instrument conversion price | $ / shares												$ 1.75		$ 1.75		$ 1.75
Convertible Notes Payable [Member] | Class C Warrant [Member]
Short-Term Debt [Line Items]
Exercise price of warrants or rights | $ / shares												$ 2.25		$ 2.25
Convertible Notes Payable [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Equity financing gross amount												$ 10,000,000		$ 10,000,000		$ 10,000,000
Convertible Notes Payable [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Equity financing gross amount												$ 10,000,000		$ 10,000,000		$ 10,000,000
Convertible Debt [Member]
Short-Term Debt [Line Items]
convertible debt				$ 14,432,996
Shares, Outstanding | shares				8,269,237
Shares replacement units | shares				1
Two Thousand Twenty Three Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument conversion description														The OID Convertible Notes will mature in nine months from the date of the OID Units Initial Closing and accrue 10% of interest per annum on the outstanding principal amount. The OID Convertible Notes will be unsecured and subordinated to any senior indebtedness of the Company. The OID Convertible Notes’ principal and accrued interest may generally be converted at any time at a conversion price of $0.10 per share, subject to adjustment, at the option of the holder, into shares of common stock, subject to certain limitations: (i) conversion would not cause the holder to beneficially own more than 4.99% of the Company’s common stock, or more than 9.99% if the holder beneficially owns more than 4.99% of common stock based on ownership of equity securities of the Company other than the OID Convertible Notes or the respective warrants; and (ii) the Company’s articles of incorporation have been amended to increase the number of authorized shares of common stock to a sufficient amount to permit the full conversion of the OID Convertible Notes (the “Capital Event Amendment”)
Note Warrant [Member]
Short-Term Debt [Line Items]
Class of warrant description														The Class E Warrants and Class F Warrants are generally exercisable for a period from the date of the Capital Event Amendment until five years from the date of issue. The exercise right is subject to a similar beneficial ownership limitation that applies to conversion of the OID Convertible Notes above, i.e., exercise is permitted only if it would not cause the holder to beneficially own more than 4.99% of the Company’s common stock, or more than 9.99% if the holder beneficially owns more than 4.99% of common stock based on ownership of equity securities of the Company other than the OID Convertible Notes or the Class E Warrants and Class F Warrants.